Income taxes - Movement for Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	$ (23,574)	$ (1,205)
Statement of income (loss)	22,644	(1,706)
Translation adjustment	(80)	(980)
Business combination		(19,683)
Other comprehensive income	1,010
Deferred tax assets (liability), ending balance		(23,574)
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	929
Statement of income (loss)	(933)	937
Translation adjustment	4	(8)
Deferred tax assets (liability), ending balance		929
Deferred and restricted share units
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	29
Statement of income (loss)	(29)	56
Translation adjustment		(2)
Business combination		(25)
Deferred tax assets (liability), ending balance		29
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	8,209
Statement of income (loss)	(8,248)	5,053
Translation adjustment	39	116
Business combination		3,040
Deferred tax assets (liability), ending balance		8,209
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance		(1,205)
Statement of income (loss)	(1,010)	1,205
Other comprehensive income	1,010
Stream interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	(28,823)
Statement of income (loss)	28,929	(6,429)
Translation adjustment	(106)	(1,040)
Business combination		(21,354)
Deferred tax assets (liability), ending balance		(28,823)
Property, Plant, & Equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	(3,873)
Statement of income (loss)	3,890	(2,528)
Translation adjustment	(17)	(44)
Business combination		(1,301)
Deferred tax assets (liability), ending balance		(3,873)
Other Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	(45)
Statement of income (loss)	$ 45
Translation adjustment		(2)
Business combination		(43)
Deferred tax assets (liability), ending balance		$ (45)